ASSET DECOMMISSION OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
ASSET DECOMMISSION OBLIGATION
Schedule of position of the amounts corresponding to the total liability relating to demobilization of assets

Decommissioning

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	1,928,878	(369,677)	1,559,201	1,367,056
Angra 2	2,266,537	(1,328,272)	938,265	659,941
Total	4,190,415	(1,697,949)	2,497,466	2,026,997

Low and Medium Activity Waste and Nuclear Fuel used

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	248,137	(10,367)	237,770	221,426
Angra 2	416,545	(17,402)	399,143	371,705
Total	664,682	(27,769)	636,913	593,131

Total Asset Decommissioning Liabilities

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	2,172,015	(380,044)	1,791,971	1,588,482
Angra 2	2,683,082	(1,345,674)	1,337,408	1,031,646
Total	4,855,097	(1,725,718)	3,129,379	2,620,128